Insurance Contracts - Summary of Unearned Premium Reserves (Detail) - Short-term insurance contracts [member] - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Unearned premium reserves [line items]
As at 1 January	¥ 12,632	¥ 11,062
Increase	14,178	12,632
Release	(12,632)	(11,062)
As at 31 December	14,178	12,632
Gross [member]
Unearned premium reserves [line items]
As at 1 January	13,001	11,432
Increase	14,701	13,001
Release	(13,001)	(11,432)
As at 31 December	14,701	13,001
Ceded [member]
Unearned premium reserves [line items]
As at 1 January	(369)	(370)
Increase	(523)	(369)
Release	369	370
As at 31 December	¥ (523)	¥ (369)